Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	449,092	$2,366,229
AviChina Industry & Technology Co. Ltd., Class H	7,627,000	3,810,499
Kuang-Chi Technologies Co. Ltd., Class A	349,572	2,237,412
		8,414,140
Air Freight & Logistics — 0.6%
J&T Global Express Ltd.(a)	6,663,600	8,211,471
JD Logistics Inc.(a)(b)	5,505,000	8,650,460
SF Holding Co. Ltd., Class A	808,083	4,394,673
YTO Express Group Co. Ltd., Class A	577,400	1,395,360
ZTO Express Cayman Inc.	1,157,490	23,807,165
		46,459,129
Automobile Components — 0.3%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,473	879,348
Fuyao Glass Industry Group Co. Ltd., Class A	314,098	2,934,456
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,698,000	14,702,804
Huayu Automotive Systems Co. Ltd., Class A	512,872	1,411,582
Huizhou Desay Sv Automotive Co. Ltd., Class A	98,200	1,532,925
Ningbo Tuopu Group Co. Ltd., Class A	291,985	2,625,272
Sailun Group Co. Ltd., Class A	578,661	1,308,334
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	362,300	829,932
		26,224,653
Automobiles — 4.1%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	363,256	2,527,098
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	884,900	984,639
BYD Co. Ltd., Class A	897,506	12,153,664
BYD Co. Ltd., Class H	10,159,900	127,688,065
Chongqing Changan Automobile Co. Ltd., Class A	1,358,720	2,300,019
Chongqing Qianli Technology Co. Ltd., Class A(a)	745,700	1,136,370
Dongfeng Motor Group Co. Ltd., Class H(a)	6,264,000	7,425,989
Geely Automobile Holdings Ltd.	16,757,000	36,626,902
Great Wall Motor Co. Ltd., Class A	449,500	1,395,894
Great Wall Motor Co. Ltd., Class H	6,383,500	12,330,733
Guangzhou Automobile Group Co. Ltd., Class A	1,043,100	1,371,848
Li Auto Inc., Class A(a)	3,446,680	31,821,308
NIO Inc., Class A(a)	5,106,830	28,928,783
SAIC Motor Corp. Ltd., Class A	1,277,804	2,715,458
Seres Group Co. Ltd., Class A	274,300	4,908,015
XPeng Inc., Class A(a)	3,446,872	37,564,036
Yadea Group Holdings Ltd.(b)	3,474,000	5,513,450
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	1,416,200	9,688,326
		327,080,597
Banks — 11.2%
Agricultural Bank of China Ltd., Class A	14,099,900	16,036,099
Agricultural Bank of China Ltd., Class H	76,327,000	57,256,931
Bank of Beijing Co. Ltd., Class A	3,597,399	2,890,438
Bank of Changsha Co. Ltd., Class A	641,000	875,020
Bank of Chengdu Co. Ltd., Class A	705,174	1,683,424
Bank of China Ltd., Class A	6,477,300	5,564,131
Bank of China Ltd., Class H	196,234,000	118,233,880
Bank of Communications Co. Ltd., Class A	8,834,172	9,490,966
Bank of Communications Co. Ltd., Class H	24,154,200	22,191,827
Bank of Hangzhou Co. Ltd., Class A	1,179,428	2,601,894
Bank of Jiangsu Co. Ltd., Class A	3,077,415	4,666,675
Bank of Nanjing Co. Ltd., Class A	1,995,204	3,265,482
Bank of Ningbo Co. Ltd., Class A	1,090,595	4,379,200
Security	Shares	Value
Banks (continued)
Bank of Shanghai Co. Ltd., Class A	2,371,710	$3,314,707
Bank of Suzhou Co. Ltd., Class A	759,461	880,939
China CITIC Bank Corp. Ltd., Class A	1,772,800	1,948,141
China CITIC Bank Corp. Ltd., Class H	22,877,800	21,101,920
China Construction Bank Corp., Class A	3,519,414	4,812,215
China Construction Bank Corp., Class H	265,168,000	279,355,296
China Everbright Bank Co. Ltd., Class A	7,680,000	3,926,616
China Merchants Bank Co. Ltd., Class A	3,395,425	20,667,171
China Merchants Bank Co. Ltd., Class H	10,772,150	72,633,564
China Minsheng Banking Corp. Ltd., Class A	6,171,870	3,572,913
China Minsheng Banking Corp. Ltd., Class H	18,024,160	10,083,804
China Zheshang Bank Co. Ltd., Class A	3,518,590	1,529,035
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,386,604	1,274,948
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,518,000	5,257,498
CNPC Capital Co. Ltd., Class A	1,415,000	1,838,750
Huaxia Bank Co. Ltd., Class A	2,143,061	2,102,307
Industrial & Commercial Bank of China Ltd., Class A	10,488,500	12,036,513
Industrial & Commercial Bank of China Ltd., Class H	179,449,000	148,766,751
Industrial Bank Co. Ltd., Class A	3,491,410	10,437,046
Ping An Bank Co. Ltd., Class A	3,206,055	5,271,510
Postal Savings Bank of China Co. Ltd., Class A	4,943,700	3,975,401
Postal Savings Bank of China Co. Ltd., Class H(b)	24,721,000	17,489,449
Shanghai Pudong Development Bank Co. Ltd., Class A	5,222,422	8,490,243
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,587,300	2,115,128
		892,017,832
Beverages — 1.8%
Anhui Gujing Distillery Co. Ltd., Class A	69,696	1,642,460
Anhui Gujing Distillery Co. Ltd., Class B	328,080	4,134,262
Beijing Yanjing Brewery Co. Ltd., Class A	449,900	768,075
China Resources Beer Holdings Co. Ltd.	4,487,000	16,087,164
Eastroc Beverage Group Co. Ltd., Class A	85,710	3,201,163
Jiangsu King's Luck Brewery JSC Ltd., Class A	209,103	1,119,909
Jiangsu Yanghe Distillery Co. Ltd., Class A	246,276	2,308,244
Kweichow Moutai Co. Ltd., Class A	206,935	42,546,542
Luzhou Laojiao Co. Ltd., Class A	243,150	4,687,094
Nongfu Spring Co. Ltd., Class H(b)	5,565,000	35,033,716
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	203,486	5,606,641
Tsingtao Brewery Co. Ltd., Class A	121,663	1,095,046
Tsingtao Brewery Co. Ltd., Class H	1,712,000	11,580,705
Wuliangye Yibin Co. Ltd., Class A	638,277	10,660,471
		140,471,492
Biotechnology — 2.3%
3SBio Inc.(b)	5,024,500	20,251,232
Akeso Inc.(a)(b)(c)	1,776,000	28,226,216
Beijing Tiantan Biological Products Corp. Ltd., Class A	317,962	778,417
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	175,565	1,193,748
BeOne Medicines Ltd., Class H(a)	2,360,870	62,383,981
Chongqing Zhifei Biological Products Co. Ltd., Class A	398,510	1,161,866
Imeik Technology Development Co. Ltd., Class A	48,921	1,008,172
Innovent Biologics Inc.(a)(b)	4,018,500	48,713,783
Legend Biotech Corp., ADR(a)	204,612	5,669,799
Remegen Co. Ltd., Class H(a)(b)	512,500	6,146,069

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	1,056,300	$991,846
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	135,500	7,962,418
		184,487,547
Broadline Retail — 16.1%
Alibaba Group Holding Ltd.	47,366,168	931,919,501
CCOOP Group Co. Ltd., Class A(a)	2,990,000	1,093,774
JD.com Inc., Class A	6,585,496	98,512,613
MINISO Group Holding Ltd.	1,357,812	6,808,231
PDD Holdings Inc., ADR(a)	1,956,743	227,138,727
Vipshop Holdings Ltd., ADR	862,155	16,932,724
		1,282,405,570
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	256,470	919,557
Capital Markets — 1.8%
Beijing Compass Technology Development Co. Ltd., Class A(a)	102,100	1,780,558
BOC International China Co. Ltd., Class A	464,300	851,493
Caitong Securities Co. Ltd., Class A	814,300	942,667
Capital Securities Co. Ltd., Class A	320,500	950,673
Changjiang Securities Co. Ltd., Class A	961,536	1,084,386
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	39,249,000	5,205,394
China Galaxy Securities Co. Ltd., Class A	1,211,100	2,733,832
China Galaxy Securities Co. Ltd., Class H	9,672,500	12,697,367
China Great Wall Securities Co. Ltd., Class A	705,100	1,010,864
China International Capital Corp. Ltd., Class A	468,302	2,298,296
China International Capital Corp. Ltd., Class H(b)	4,524,400	11,116,621
China Merchants Securities Co. Ltd., Class A	1,243,968	2,874,258
CITIC Securities Co. Ltd., Class A	2,021,759	7,915,926
CITIC Securities Co. Ltd., Class H	4,337,800	14,947,173
CSC Financial Co. Ltd., Class A	738,999	2,599,765
Dongxing Securities Co. Ltd., Class A	576,911	1,065,900
East Money Information Co. Ltd., Class A	2,599,151	8,636,971
Everbright Securities Co. Ltd., Class A	667,599	1,640,761
Founder Securities Co. Ltd., Class A	1,413,800	1,554,025
GF Securities Co. Ltd., Class A	958,399	2,875,464
GF Securities Co. Ltd., Class H	2,344,600	5,088,371
Guolian Securities Co. Ltd., Class A	790,500	1,147,061
Guosen Securities Co. Ltd., Class A	1,079,333	1,982,955
Guotai Haitong Securities Co. Ltd.	2,342,043	6,362,766
Guotai Haitong Securities Co. Ltd., Class H(b)	5,326,232	10,650,743
Guoyuan Securities Co. Ltd., Class A	756,070	880,545
Hithink RoyalFlush Information Network Co. Ltd., Class A	89,087	4,063,765
Huatai Securities Co. Ltd., Class A	1,243,593	3,726,348
Huatai Securities Co. Ltd., Class H(b)	3,709,200	8,746,056
Industrial Securities Co. Ltd., Class A	1,490,092	1,430,501
Orient Securities Co. Ltd., Class A	1,218,021	1,798,384
SDIC Capital Co. Ltd., Class A	1,126,400	1,169,461
Shenwan Hongyuan Group Co. Ltd., Class A	3,954,579	2,887,286
Sinolink Securities Co. Ltd., Class A	512,800	665,896
SooChow Securities Co. Ltd., Class A	847,035	1,072,110
Tianfeng Securities Co. Ltd., Class A(a)	1,665,900	1,143,662
Western Securities Co. Ltd., Class A	769,230	875,568
Zheshang Securities Co. Ltd., Class A	641,000	995,732
Zhongtai Securities Co. Ltd., Class A	1,282,000	1,204,853
		140,674,457
Chemicals — 0.6%
Ganfeng Lithium Group Co. Ltd., Class A	288,666	2,566,620
Security	Shares	Value
Chemicals (continued)
Ganfeng Lithium Group Co. Ltd., Class H(b)	1,186,600	$7,502,731
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,300	1,883,110
Hengli Petrochemical Co. Ltd., Class A	1,182,710	3,169,577
Hoshine Silicon Industry Co. Ltd., Class A	165,900	1,326,687
Huafon Chemical Co. Ltd., Class A	876,700	1,170,549
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,410,770	977,096
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	1,155,500	1,574,229
Kingfa Sci & Tech Co. Ltd., Class A	426,600	1,104,791
LB Group Co. Ltd., Class A	385,100	1,002,269
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,215,400	3,101,749
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	870,600	3,267,207
Rongsheng Petrochemical Co. Ltd., Class A	1,721,692	2,371,688
Satellite Chemical Co. Ltd., Class A	577,295	1,383,827
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	384,600	1,540,918
Shanghai Putailai New Energy Technology Co. Ltd., Class A	346,440	1,311,093
Sinoma Science & Technology Co. Ltd., Class A	272,700	1,258,006
Tianqi Lithium Corp., Class A(a)	244,151	1,907,556
Wanhua Chemical Group Co. Ltd., Class A	512,873	4,881,637
Yunnan Yuntianhua Co. Ltd., Class A	293,700	1,289,849
Zangge Mining Co. Ltd., Class A	258,500	2,231,501
Zhejiang Juhua Co. Ltd., Class A	449,472	2,138,425
Zhejiang Longsheng Group Co. Ltd., Class A	516,600	766,299
Zhejiang NHU Co. Ltd., Class A	513,199	1,772,433
		51,499,847
Commercial Services & Supplies — 0.0%
Zhejiang Weiming Environment Protection Co. Ltd., Class A	287,460	920,897
Communications Equipment — 0.5%
BYD Electronic International Co. Ltd.	2,174,500	9,312,334
Hengtong Optic-Electric Co. Ltd., Class A	410,600	1,155,912
Suzhou TFC Optical Communication Co. Ltd., Class A	129,872	2,914,707
Yealink Network Technology Corp. Ltd., Class A	196,031	939,506
Zhongji Innolight Co. Ltd., Class A	184,027	13,492,690
ZTE Corp., Class A	648,184	3,876,575
ZTE Corp., Class H(c)	2,104,840	8,539,391
		40,231,115
Construction & Engineering — 0.4%
China Communications Services Corp. Ltd., Class H	6,424,800	4,025,132
China Energy Engineering Corp. Ltd., Class A	5,458,000	1,817,620
China National Chemical Engineering Co. Ltd., Class A	1,089,795	1,150,616
China Railway Group Ltd., Class A	3,591,698	2,763,172
China Railway Group Ltd., Class H	11,538,000	5,803,115
China State Construction Engineering Corp. Ltd., Class A	6,924,878	5,101,254
China State Construction International Holdings Ltd.	3,716,000	4,436,713
Metallurgical Corp. of China Ltd., Class A	3,076,800	1,388,682
Power Construction Corp. of China Ltd., Class A	2,890,097	2,223,662
Sichuan Road & Bridge Group Co. Ltd., Class A	1,165,240	1,554,368
		30,264,334
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	609,191	1,971,319
Anhui Conch Cement Co. Ltd., Class H	3,460,000	10,430,594
China Jushi Co. Ltd., Class A	665,705	1,407,833

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
China National Building Material Co. Ltd., Class H	10,293,522	$6,930,286
		20,740,032
Consumer Finance — 0.1%
Qfin Holdings, Inc.	274,109	5,353,349
Consumer Staples Distribution & Retail — 0.5%
Alibaba Health Information Technology Ltd.(a)	15,586,000	11,240,177
JD Health International Inc.(a)(b)	3,098,400	24,512,247
Yonghui Superstores Co. Ltd., Class A(a)	1,492,600	859,250
		36,611,674
Distributors — 0.0%
Zhejiang China Commodities City Group Co. Ltd., Class A	908,600	2,123,449
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group Inc.	3,709,190	19,078,110
TAL Education Group, ADR(a)	1,151,889	12,670,779
		31,748,889
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(b)	12,270,200	19,425,300
Electrical Equipment — 1.2%
China XD Electric Co. Ltd., Class A	863,000	1,021,167
CNGR Advanced Material Co. Ltd., Class A	156,586	935,197
Contemporary Amperex Technology Co. Ltd., Class A	731,419	38,820,749
Contemporary Amperex Technology Co. Ltd., Class H	211,600	12,925,671
Dongfang Electric Corp. Ltd., Class A	509,800	1,552,938
Eve Energy Co. Ltd., Class A	335,136	3,402,573
GEM Co. Ltd., Class A	790,600	847,404
Goldwind Science & Technology Co. Ltd., Class A	579,020	1,267,065
Goneo Group Co. Ltd., Class A	139,038	843,816
Gotion High-tech Co. Ltd., Class A	294,792	1,637,634
Jiangsu Zhongtian Technology Co. Ltd., Class A	576,900	1,297,646
JL Mag Rare-Earth Co. Ltd., Class A	186,300	893,451
NARI Technology Co. Ltd., Class A	1,316,788	4,139,949
Ningbo Deye Technology Co. Ltd., Class A	151,927	1,746,708
Ningbo Orient Wires & Cables Co. Ltd., Class A	115,231	945,026
Ningbo Sanxing Medical Electric Co. Ltd., Class A	227,900	731,169
Shanghai Electric Group Co. Ltd., Class A(a)	2,116,601	2,632,864
Sungrow Power Supply Co. Ltd., Class A	342,020	8,906,471
Sunwoda Electronic Co. Ltd., Class A	320,508	1,343,733
TBEA Co. Ltd., Class A	823,834	2,551,509
Wolong Electric Group Co. Ltd., Class A	256,300	1,514,448
Zhejiang Chint Electrics Co. Ltd., Class A	344,121	1,371,495
Zhejiang Huayou Cobalt Co. Ltd., Class A	307,006	2,701,231
		94,029,914
Electronic Equipment, Instruments & Components — 1.5%
AAC Technologies Holdings Inc.	2,153,000	10,188,108
Accelink Technologies Co. Ltd., Class A	139,400	1,203,616
Avary Holding Shenzhen Co. Ltd., Class A	386,800	2,485,330
BOE Technology Group Co. Ltd., Class A	6,474,100	3,542,979
Chaozhou Three-Circle Group Co. Ltd., Class A	320,577	2,009,415
China Railway Signal & Communication Corp. Ltd., Class A	1,052,600	775,315
Eoptolink Technology Inc. Ltd., Class A	163,380	8,085,171
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	2,064,576	804,600
Foxconn Industrial Internet Co. Ltd., Class A	2,192,306	18,990,931
GoerTek Inc., Class A	576,900	2,471,473
Huagong Tech Co. Ltd., Class A	166,800	1,729,067
Lens Technology Co. Ltd., Class A	835,642	3,275,448
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Lingyi iTech Guangdong Co., Class A	1,206,513	$2,388,415
Luxshare Precision Industry Co. Ltd., Class A	1,205,341	9,942,423
Maxscend Microelectronics Co. Ltd., Class A	89,112	875,275
OFILM Group Co. Ltd., Class A(a)	529,200	847,458
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	48,088	903,756
Shengyi Electronics Co. Ltd., Class A	113,236	1,493,823
Shengyi Technology Co. Ltd., Class A	401,300	3,295,714
Shennan Circuits Co. Ltd., Class A	110,451	3,080,774
Shenzhen Everwin Precision Technology Co. Ltd., Class A	222,900	1,363,123
Shenzhen Kinwong Electronic Co. Ltd., Class A	162,300	1,512,980
Sunny Optical Technology Group Co. Ltd.	1,963,000	16,107,983
SUPCON Technology Co. Ltd., Class A	122,385	866,267
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	306,500	3,285,977
TCL Technology Group Corp., Class A	3,334,960	1,933,936
Unisplendour Corp. Ltd., Class A	480,527	1,705,025
Victory Giant Technology Huizhou Co. Ltd., Class A	142,900	5,514,202
Wingtech Technology Co. Ltd., Class A(a)	210,600	1,222,369
Wuhan Guide Infrared Co. Ltd., Class A(a)	719,064	1,250,448
WUS Printed Circuit Kunshan Co. Ltd., Class A	319,818	3,168,895
Zhejiang Dahua Technology Co. Ltd., Class A	541,000	1,456,179
		117,776,475
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,818,000	4,491,418
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	170,892	1,367,040
		5,858,458
Entertainment — 2.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	343,500	1,004,207
Beijing Enlight Media Co. Ltd., Class A	495,300	1,154,059
China Ruyi Holdings Ltd.(a)(c)	31,168,000	9,774,297
Giant Network Group Co. Ltd., Class A	325,800	1,903,541
Kingnet Network Co. Ltd., Class A	342,700	1,086,985
Kingsoft Corp. Ltd.	2,862,800	10,580,895
Mango Excellent Media Co. Ltd., Class A	292,880	1,076,926
NetEase Cloud Music Inc.(a)(b)(c)	241,400	6,008,440
NetEase Inc.	4,802,860	132,861,437
Tencent Music Entertainment Group, ADR	1,580,601	29,162,088
		194,612,875
Financial Services — 0.1%
Far East Horizon Ltd.	6,171,000	6,316,308
Food Products — 0.8%
Angel Yeast Co. Ltd., Class A	139,811	812,109
China Feihe Ltd.(b)	9,934,000	5,292,162
China Mengniu Dairy Co. Ltd.	8,624,000	16,697,902
Foshan Haitian Flavouring & Food Co. Ltd., Class A	769,485	4,035,581
Guangdong Haid Group Co. Ltd., Class A	278,397	2,197,482
Henan Shuanghui Investment & Development Co. Ltd., Class A	558,090	2,132,927
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,038,523	4,324,271
Muyuan Foods Co. Ltd., Class A	900,368	6,473,037
New Hope Liuhe Co. Ltd., Class A	760,699	1,013,808
Tingyi Cayman Islands Holding Corp.	5,458,000	8,377,762
Want Want China Holdings Ltd.	13,310,000	7,977,203
Wens Foodstuff Group Co. Ltd., Class A	1,089,923	2,787,539
		62,121,783

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.7%
Beijing Enterprises Holdings Ltd.	1,420,000	$6,215,556
China Gas Holdings Ltd.	7,602,800	8,407,690
China Resources Gas Group Ltd.	2,540,800	7,453,916
ENN Energy Holdings Ltd.	2,189,200	20,013,005
ENN Natural Gas Co. Ltd., Class A	411,096	1,238,653
Kunlun Energy Co. Ltd.	10,692,000	10,212,433
		53,541,253
Ground Transportation — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	8,206,300	5,918,134
Daqin Railway Co. Ltd., Class A	3,387,300	2,627,263
		8,545,397
Health Care Equipment & Supplies — 0.2%
APT Medical Inc., Class A	23,514	779,655
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	147,300	745,168
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,781,200	4,838,594
Shanghai United Imaging Healthcare Co. Ltd., Class A	139,315	2,629,694
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	201,739	5,842,216
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	128,900	1,075,701
		15,911,028
Health Care Providers & Services — 0.2%
Aier Eye Hospital Group Co. Ltd., Class A	1,603,310	2,614,289
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	219,895	803,571
Huadong Medicine Co. Ltd., Class A	295,080	1,757,327
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	449,697	1,134,701
Sinopharm Group Co. Ltd., Class H	3,729,600	9,620,484
		15,930,372
Hotels, Restaurants & Leisure — 4.9%
H World Group Ltd., ADR	551,646	25,430,881
Haidilao International Holding Ltd.(b)(c)	4,564,000	8,094,155
Meituan, Class B(a)(b)	13,727,940	177,960,190
Tongcheng Travel Holdings Ltd.	3,558,000	10,043,066
Trip.com Group Ltd.	1,712,984	119,380,343
Yum China Holdings Inc.	208,624	10,043,159
Yum China Holdings Inc.	829,495	40,105,355
		391,057,149
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A	42,784	925,201
Ecovacs Robotics Co. Ltd., Class A	97,000	1,082,865
Gree Electric Appliances Inc. of Zhuhai, Class A	465,919	2,664,525
Haier Smart Home Co. Ltd., Class A	1,026,846	4,019,470
Haier Smart Home Co. Ltd., Class A	6,715,800	23,032,339
Midea Group Co. Ltd., Class A	620,300	7,019,494
Midea Group Co. Ltd., Class H	1,097,000	12,511,071
Sichuan Changhong Electric Co. Ltd., Class A	802,700	1,079,739
		52,334,704
Independent Power and Renewable Electricity Producers — 1.1%
CGN Power Co. Ltd., Class A	2,628,100	1,403,120
CGN Power Co. Ltd., Class H(b)	29,300,000	11,417,119
China Longyuan Power Group Corp. Ltd., Class H	6,918,000	6,123,804
China National Nuclear Power Co. Ltd., Class A	3,453,076	4,221,365
China Power International Development Ltd.	10,608,000	4,679,085
China Resources Power Holdings Co. Ltd.(c)	5,688,599	13,594,882
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
China Three Gorges Renewables Group Co. Ltd., Class A	5,046,226	$2,985,327
China Yangtze Power Co. Ltd., Class A	4,051,441	16,035,551
Datang International Power Generation Co. Ltd., Class A	2,206,600	1,103,614
GD Power Development Co. Ltd., Class A	2,950,100	2,351,273
Huadian Power International Corp. Ltd., Class A	1,538,400	1,122,044
Huaneng Power International Inc., Class A	1,789,552	1,971,610
Huaneng Power International Inc., Class H	11,406,000	9,109,921
SDIC Power Holdings Co. Ltd., Class A	1,362,900	2,654,756
Shanghai Electric Power Co. Ltd., Class A	466,600	1,522,056
Shenergy Co. Ltd., Class A	801,538	953,165
Sichuan Chuantou Energy Co. Ltd., Class A	806,262	1,663,891
Wintime Energy Group Co. Ltd., Class A	3,029,100	692,670
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,950,176	1,389,746
		84,994,999
Industrial Conglomerates — 0.3%
CITIC Ltd.	11,282,000	17,685,657
Fosun International Ltd.	6,730,500	4,208,071
		21,893,728
Insurance — 4.4%
China Life Insurance Co. Ltd., Class A	453,505	2,800,429
China Life Insurance Co. Ltd., Class H	20,528,000	71,232,971
China Pacific Insurance Group Co. Ltd., Class A	1,121,647	5,533,827
China Pacific Insurance Group Co. Ltd., Class H	7,279,600	28,984,635
China Taiping Insurance Holdings Co. Ltd.	3,974,324	8,904,421
New China Life Insurance Co. Ltd., Class A	346,676	3,236,134
New China Life Insurance Co. Ltd., Class H	2,564,200	15,333,047
People's Insurance Co. Group of China Ltd. (The), Class A	1,567,800	1,926,611
People's Insurance Co. Group of China Ltd. (The), Class H	24,067,000	21,856,659
PICC Property & Casualty Co. Ltd., Class H	19,038,462	43,302,544
Ping An Insurance Group Co. of China Ltd., Class A	1,752,843	14,674,924
Ping An Insurance Group Co. of China Ltd., Class H	18,486,500	135,292,027
		353,078,229
Interactive Media & Services — 19.8%
Autohome Inc., ADR	177,597	4,219,705
Baidu Inc., Class A(a)	6,138,656	90,504,420
Bilibili Inc., Class Z(a)	684,945	18,259,191
Kuaishou Technology(b)	6,959,700	61,095,184
Kunlun Tech Co. Ltd., Class A(a)	207,700	1,286,864
Meitu Inc.(b)	10,035,500	11,145,024
Tencent Holdings Ltd.	17,667,900	1,395,967,900
		1,582,478,288
IT Services — 0.2%
GDS Holdings Ltd., Class A(a)	3,091,400	13,164,083
Isoftstone Information Technology Group Co. Ltd., Class A	158,200	1,071,309
Range Intelligent Computing Technology Group Co. Ltd., Class A	226,700	1,542,115
		15,777,507
Life Sciences Tools & Services — 1.0%
Genscript Biotech Corp.(a)	3,332,000	6,405,852
Hangzhou Tigermed Consulting Co. Ltd., Class A	64,637	468,473
Pharmaron Beijing Co. Ltd., Class A	237,125	977,688
WuXi AppTec Co. Ltd., Class A	419,439	5,442,926
WuXi AppTec Co. Ltd., Class H(b)	1,040,981	13,600,977
Wuxi Biologics Cayman Inc.(a)(b)	9,584,000	38,596,807
WuXi XDC Cayman Inc.(a)	1,014,000	8,565,900

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
XtalPi Holdings Ltd.(a)	4,709,000	$6,092,800
		80,151,423
Machinery — 1.0%
China CSSC Holdings Ltd., Class A	1,245,400	6,066,953
CRRC Corp. Ltd., Class A	3,996,147	4,118,657
CRRC Corp. Ltd., Class H	12,201,000	9,698,573
Haitian International Holdings Ltd.	1,830,000	5,139,560
Jiangsu Hengli Hydraulic Co. Ltd., Class A	219,944	3,166,153
Sany Heavy Industry Co. Ltd., Class A	1,385,993	3,993,632
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	130,900	1,277,107
Shenzhen Envicool Technology Co. Ltd., Class A	159,600	1,629,770
Shenzhen Inovance Technology Co. Ltd., Class A	216,930	2,175,187
Sinotruk Hong Kong Ltd.	1,924,500	6,696,840
UBTech Robotics Corp. Ltd., Class H(a)	551,650	8,066,744
Weichai Power Co. Ltd., Class A	1,027,368	2,523,476
Weichai Power Co. Ltd., Class H	5,437,000	13,505,892
XCMG Construction Machinery Co. Ltd., Class A	2,003,516	2,931,869
Yutong Bus Co. Ltd., Class A	373,151	1,642,144
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	307,700	1,884,109
Zhuzhou CRRC Times Electric Co. Ltd., Class A	105,929	748,809
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,286,600	6,386,838
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,154,816	1,322,835
		82,975,148
Marine Transportation — 0.3%
Cosco Shipping Holdings Co. Ltd., Class A	2,034,150	4,209,559
Cosco Shipping Holdings Co. Ltd., Class H	7,234,100	12,315,630
Orient Overseas International Ltd.(c)	373,000	6,061,528
		22,586,717
Media — 0.1%
China Literature Ltd.(a)(b)	1,137,600	5,507,990
Focus Media Information Technology Co. Ltd., Class A	2,389,638	2,488,946
		7,996,936
Metals & Mining — 3.5%
Aluminum Corp. of China Ltd., Class A	2,161,800	3,228,616
Aluminum Corp. of China Ltd., Class H	10,396,000	14,061,024
Baoshan Iron & Steel Co. Ltd., Class A	3,719,449	3,821,213
Chifeng Jilong Gold Mining Co. Ltd., Class A	263,700	1,197,035
China Gold International Resources Corp. Ltd.	653,400	12,519,850
China Hongqiao Group Ltd.	7,858,500	31,323,500
China Nonferrous Mining Corp Ltd.	3,636,000	7,010,526
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	602,900	3,844,873
China Rare Earth Resources & Technology Co. Ltd., Class A(a)	188,750	1,252,791
Citic Pacific Special Steel Group Co. Ltd., Class A	512,800	1,100,986
CMOC Group Ltd., Class A	2,821,600	6,523,393
CMOC Group Ltd., Class H	10,392,000	21,690,630
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	494,400	1,486,335
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	384,600	1,339,210
Huaibei Mining Holdings Co. Ltd., Class A	467,600	814,837
Hunan Valin Steel Co. Ltd., Class A	1,131,600	894,307
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,600,492	2,620,043
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	286,600	1,408,719
Security	Shares	Value
Metals & Mining (continued)
Jiangxi Copper Co. Ltd., Class A	311,400	$1,655,455
Jiangxi Copper Co. Ltd., Class H	2,909,000	11,517,102
Jinduicheng Molybdenum Co. Ltd., Class A	521,800	1,031,261
MMG Ltd.(a)(c)	11,663,200	10,415,631
Shandong Gold Mining Co. Ltd., Class A	607,491	3,139,559
Shandong Gold Mining Co. Ltd., Class H(b)	2,613,500	11,642,371
Shandong Nanshan Aluminum Co. Ltd., Class A	1,914,200	1,279,271
Shanjin International Gold Co. Ltd., Class A	442,521	1,333,692
Tianshan Aluminum Group Co. Ltd., Class A	833,300	1,511,913
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,324,200	1,683,849
Western Mining Co. Ltd., Class A	400,800	1,310,035
Western Superconducting Technologies Co. Ltd., Class A	108,671	1,019,987
Xiamen Tungsten Co. Ltd., Class A	270,600	1,322,523
Yunnan Aluminium Co. Ltd., Class A	589,548	2,071,141
Zhaojin Mining Industry Co. Ltd., Class H	4,796,000	17,980,982
Zhongjin Gold Corp. Ltd., Class A	829,100	2,641,311
Zijin Gold International Co. Ltd.(a)	562,900	10,064,115
Zijin Mining Group Co. Ltd., Class A	3,345,900	13,593,902
Zijin Mining Group Co. Ltd., Class H	16,318,000	64,889,734
		276,241,722
Oil, Gas & Consumable Fuels — 2.5%
China Coal Energy Co. Ltd., Class H	5,129,000	6,930,154
China Merchants Energy Shipping Co. Ltd., Class A	1,373,100	1,714,243
China Petroleum & Chemical Corp., Class A	5,206,688	4,260,540
China Petroleum & Chemical Corp., Class H	63,063,000	35,785,828
China Shenhua Energy Co. Ltd., Class A	1,071,052	6,240,087
China Shenhua Energy Co. Ltd., Class H	9,336,500	47,849,199
Cosco Shipping Energy Transportation Co. Ltd., Class A	653,200	1,119,409
Guanghui Energy Co. Ltd., Class A	1,153,945	817,120
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	358,300	1,321,522
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,589,100	4,930,977
PetroChina Co. Ltd., Class A	3,523,192	4,862,395
PetroChina Co. Ltd., Class H	58,262,000	65,114,371
Shaanxi Coal Industry Co. Ltd., Class A	1,593,889	5,121,942
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,013,830	967,129
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	512,800	945,915
Yankuang Energy Group Co. Ltd., Class A	878,565	1,730,143
Yankuang Energy Group Co. Ltd., Class H	8,769,500	11,460,734
		201,171,708
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	448,700	951,111
Passenger Airlines — 0.1%
Air China Ltd., Class A(a)	2,106,114	2,397,095
China Eastern Airlines Corp. Ltd., Class A(a)	3,140,996	2,242,812
China Southern Airlines Co. Ltd., Class A(a)	1,987,134	1,908,318
Hainan Airlines Holding Co. Ltd., Class A(a)	7,059,822	1,732,798
Spring Airlines Co. Ltd., Class A	163,000	1,268,533
		9,549,556
Personal Care Products — 0.1%
Giant Biogene Holding Co. Ltd.(b)(c)	1,036,200	4,832,052
Hengan International Group Co. Ltd.	1,671,000	6,038,210
		10,870,262
Pharmaceuticals — 1.2%
Beijing Tong Ren Tang Co. Ltd., Class A	218,088	1,031,940
Changchun High-Tech Industry Group Co. Ltd., Class A	64,496	907,752

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	271,935	$1,081,996
CSPC Innovation Pharmaceutical Co. Ltd., Class A	228,089	1,049,379
CSPC Pharmaceutical Group Ltd.	22,250,400	22,708,203
Haisco Pharmaceutical Group Co. Ltd., Class A	158,600	1,345,454
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,118,000	21,350,222
Humanwell Healthcare Group Co. Ltd., Class A	291,300	798,012
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,058,580	9,332,094
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	75,036	1,046,668
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	346,184	1,332,175
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	189,631	1,661,436
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	30,629	1,644,220
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	275,765	1,346,003
Sino Biopharmaceutical Ltd.	28,502,000	25,909,995
Yunnan Baiyao Group Co. Ltd., Class A	296,162	2,350,735
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	99,809	2,426,590
		97,322,874
Professional Services — 0.3%
Kanzhun Ltd., ADR	1,023,781	22,625,560
Real Estate Management & Development — 1.5%
C&D International Investment Group Ltd.	2,452,000	5,215,326
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,476,270	1,937,813
China Overseas Land & Investment Ltd.	10,574,000	18,129,184
China Resources Land Ltd.	8,859,165	34,494,114
China Resources Mixc Lifestyle Services Ltd.(b)	1,887,600	10,785,943
China Vanke Co. Ltd., Class A(a)	1,603,828	1,223,555
China Vanke Co. Ltd., Class H(a)(c)	6,089,931	2,854,554
Hainan Airport Infrastructure Co. Ltd., Class A	2,094,300	1,471,395
KE Holdings Inc., Class A	5,634,558	32,487,201
Longfor Group Holdings Ltd.(b)(c)	5,818,500	7,298,324
Poly Developments and Holdings Group Co. Ltd., Class A	1,924,075	1,844,050
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	256,400	1,507,054
Youngor Fashion Co. Ltd., Class A	721,300	788,531
		120,037,044
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research Shanghai Inc., Class A	40,555	910,741
Advanced Micro-Fabrication Equipment Inc./China, Class A	102,947	3,933,348
Amlogic Shanghai Co. Ltd., Class A(a)	63,579	818,725
Bestechnic Shanghai Co. Ltd., Class A	28,003	908,618
Cambricon Technologies Corp. Ltd., Class A(a)	69,366	13,154,189
China Resources Microelectronics Ltd., Class A	223,412	1,473,005
CSI Solar Co. Ltd., Class A	598,504	1,460,198
Flat Glass Group Co. Ltd., Class A	320,500	734,545
GalaxyCore Inc., Class A	346,762	720,604
GCL Technology Holdings Ltd.(a)	66,847,000	9,996,463
GigaDevice Semiconductor Inc., Class A	110,687	3,207,664
Hangzhou Chang Chuan Technology Co. Ltd., Class A	104,200	1,143,343
Hangzhou First Applied Material Co. Ltd., Class A	405,230	810,653
Hangzhou Silan Microelectronics Co. Ltd., Class A	275,200	1,093,104
Hua Hong Semiconductor Ltd.(a)(b)	2,014,000	19,406,813
Hua Hong Semiconductor Ltd., Class A(a)	66,647	1,031,459
Hwatsing Technology Co. Ltd., Class A	60,305	1,157,151
Hygon Information Technology Co. Ltd., Class A	386,474	11,994,348
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ingenic Semiconductor Co. Ltd., Class A	77,400	$876,034
JA Solar Technology Co. Ltd., Class A(a)	518,096	887,516
JCET Group Co. Ltd., Class A	296,000	1,512,433
Jinko Solar Co. Ltd., Class A(a)	1,668,698	1,333,771
LONGi Green Energy Technology Co. Ltd., Class A(a)	1,237,701	3,259,837
Loongson Technology Corp. Ltd., Class A(a)	66,454	1,249,447
Montage Technology Co. Ltd., Class A	190,201	3,211,462
National Silicon Industry Group Co. Ltd., Class A(a)	442,800	1,333,087
NAURA Technology Group Co. Ltd., Class A	120,205	7,313,778
Nexchip Semiconductor Corp., Class A	346,101	1,567,662
OmniVision Integrated Circuits Group Inc.	201,445	3,419,132
Piotech Inc., Class A	47,468	2,050,330
Rockchip Electronics Co. Ltd., Class A	73,000	1,905,743
Sanan Optoelectronics Co. Ltd., Class A	832,300	1,559,876
SG Micro Corp., Class A	103,669	958,844
Shenzhen Goodix Technology Co. Ltd., Class A	77,300	875,706
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	705,172	939,791
Tianshui Huatian Technology Co. Ltd., Class A	513,929	797,249
TongFu Microelectronics Co. Ltd., Class A	251,496	1,307,645
Tongwei Co. Ltd., Class A(a)	734,799	2,388,803
Trina Solar Co. Ltd., Class A(a)	342,113	877,054
Unigroup Guoxin Microelectronics Co. Ltd., Class A	139,493	1,510,591
United Nova Technology Co. Ltd., Class A(a)	1,361,760	1,291,074
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	88,349	1,968,470
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	350,009	1,425,544
Xinyi Solar Holdings Ltd.(c)	12,590,000	5,228,895
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	222,293	1,151,756
		126,156,501
Software — 0.5%
360 Security Technology Inc., Class A	1,155,648	2,234,612
Beijing Kingsoft Office Software Inc., Class A	76,532	3,384,411
China National Software & Service Co. Ltd., Class A(a)	162,635	1,043,226
Empyrean Technology Co. Ltd., Class A	71,400	1,060,029
Horizon Robotics(a)(c)	13,846,200	14,101,244
Hundsun Technologies Inc., Class A	325,901	1,359,768
Iflytek Co. Ltd., Class A	371,662	2,618,267
Jiangsu Hoperun Software Co. Ltd., Class A(a)	131,900	963,730
Kingdee International Software Group Co. Ltd.(a)	8,306,000	15,151,418
Shanghai Baosight Software Co. Ltd., Class A	349,990	1,061,215
Yonyou Network Technology Co. Ltd., Class A(a)	570,112	1,156,283
		44,134,203
Specialty Retail — 0.7%
China Tourism Group Duty Free Corp. Ltd., Class A	322,024	3,612,824
Chow Tai Fook Jewellery Group Ltd.	5,479,000	9,644,538
Pop Mart International Group Ltd.(b)	1,483,600	43,054,790
		56,312,152
Technology Hardware, Storage & Peripherals — 3.7%
Anker Innovations Technology Co. Ltd., Class A	87,330	1,372,153
China Greatwall Technology Group Co. Ltd., Class A(a)	573,900	1,223,425
Huaqin Technology Co. Ltd., Class A	145,900	1,825,522
IEIT Systems Co. Ltd., Class A	242,316	2,129,512
Lenovo Group Ltd.	22,070,000	27,638,308
Sharetronic Data Technology Co. Ltd., Class A	57,400	1,148,186
Shenzhen Longsys Electronics Co. Ltd., Class A	58,100	2,077,125
Shenzhen Transsion Holdings Co. Ltd., Class A	182,401	1,661,756

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xiaomi Corp., Class B(a)(b)	47,449,400	$252,228,057
		291,304,044
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	3,484,000	38,165,253
Bosideng International Holdings Ltd.	12,852,000	8,203,542
Laopu Gold Co. Ltd., Class H	77,400	6,719,498
Li Ning Co. Ltd.	6,408,500	14,363,356
Shenzhou International Group Holdings Ltd.	2,286,900	20,483,681
		87,935,330
Tobacco — 0.1%
Smoore International Holdings Ltd.(b)	5,124,000	8,771,789
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	578,000	5,273,971
Transportation Infrastructure — 0.2%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	961,500	1,353,315
China Merchants Port Holdings Co. Ltd.	3,574,000	7,202,551
Jiangsu Expressway Co. Ltd., Class H	3,432,000	4,412,518
Shanghai International Airport Co. Ltd., Class A	213,399	957,517
Zhejiang Expressway Co. Ltd., Class H	4,329,000	4,201,525
		18,127,426
Water Utilities — 0.1%
Guangdong Investment Ltd.	8,006,000	7,699,191
Wireless Telecommunication Services — 0.0%
China United Network Communications Ltd., Class A	5,258,227	4,030,773
Total Common Stocks — 99.7% (Cost: $7,155,163,369)		7,946,557,768
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(d)	72,782	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $7,155,163,369)		7,946,557,768
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	64,174,504	$64,206,592
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	5,700,000	5,700,000
Total Short-Term Securities — 0.9% (Cost: $69,906,592)		69,906,592
Total Investments — 100.6% (Cost: $7,225,069,961)		8,016,464,360
Liabilities in Excess of Other Assets — (0.6)%		(43,899,399)
Net Assets — 100.0%		$7,972,564,961

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$95,407,959	$—	$(31,201,656)(a)	$289	$—	$64,206,592	64,174,504	$776,927 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,700,000 (a)	—	—	—	5,700,000	5,700,000	41,917	—
				$289	$—	$69,906,592		$818,844	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	643	12/19/25	$21,919	$(889,044)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$450,459,847	$7,496,097,921	$—	$7,946,557,768
Rights	—	—	—	—

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$69,906,592	$—	$—	$69,906,592
	$520,366,439	$7,496,097,921	$—	$8,016,464,360
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(889,044)	$—	$(889,044)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company